S000001267 [Member] Performance Management - U.S. GOVERNMENT SELECT MONEY MARKET FUND	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800‑595‑9111.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURN(1)
Bar Chart Closing [Text Block]
(1) Year to date total return for the six months ended June 30, 2026 was 1.69%. For the periods shown in the bar chart above, the highest quarterly return was 1.31% in the fourth quarter of 2023, and the lowest quarterly return was 0.00% in the fourth quarter of 2021.
(2) Total returns for the period include antitrust settlement proceeds. Absent these proceeds, total return would have been lower.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2025)
Performance Table Closing [Text Block]	For the current 7‑day yield call 800‑595‑9111 or visit northerntrust.com/funds.
Money Market Seven Day Yield Phone	800‑595‑9111
Performance Availability Website Address [Text]	northerntrust.com/funds
Performance Availability Phone [Text]	800‑595‑9111
U.S. GOVERNMENT SELECT MONEY MARKET FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date total return
Bar Chart, Year to Date Return	1.69%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021